 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 20, 1995

                                                SECURITIES ACT FILE NO. 33-53887
                                        INVESTMENT COMPANY ACT FILE NO. 811-7177
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                           PRE-EFFECTIVE AMENDMENT NO.                      [_]

                           POST-EFFECTIVE AMENDMENT NO. 3                   [X]

                                     AND/OR
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                      [X]

                                AMENDMENT NO. 4                             [X]

                       (CHECK APPROPRIATE BOX OR BOXES)

                               ----------------

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

         800 SCUDDERS MILL ROAD
         PLAINSBORO, NEW JERSEY                          08536
    (ADDRESS OF PRINCIPAL EXECUTIVE                    (ZIP CODE)
                OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                 ARTHUR ZEIKEL
                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.
                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY

     MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

                                   COPIES TO:

         COUNSEL FOR THE FUND:                   MARK B. GOLDFUS, ESQ.
              BROWN & WOOD                        MERRILL LYNCH ASSET
         ONE WORLD TRADE CENTER                        MANAGEMENT
     NEW YORK, NEW YORK 10048-0557
 ATTENTION: THOMAS R. SMITH, JR., ESQ.             P.O. BOX 9011

                                            PRINCETON, N.J. 08543-9011

                               ----------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
                    [_] immediately upon filing pursuant to paragraph (b)
                    [_] on (date) pursuant to paragraph (b)
                    [_] 60 days after filing pursuant to paragraph (a)(1)

                    [X] on January 8, 1996 pursuant to paragraph (a)(1)

                    [_] 75 days after filing pursuant to paragraph (a)(2)
                    [_] on (date) pursuant to paragraph (a)(2) of Rule 485. If appropriate, check the following box:

                    [X] this post-effective amendment designates a new
                      effective date for a previously filed post-effective amendment.


                               ----------------

  THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES OF COMMON STOCK UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON MARCH 30, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 * Formerly Merrill Lynch Retirement Asset Builder Program, Inc.

This Amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2)  Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Post-Effective Amendment No.2 to this Registration Statement (File No. 33-53887) filed on August 9, 1995.

     This Amendment is being filed solely to delay the effective date of the Registration Statement.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  (a) Financial Statements

    Contained in Part A:

      Financial Highlights for each of the Portfolios for the period February 1, 1995 (commencement of operations) to March 31, 1995 (unaudited).

    Contained in Part B:

      Financial Statements:

      Statements of Assets and Liabilities as of January 31, 1995
      (audited).

              Fundamental Value Portfolio
              Quality Bond Portfolio
              U.S. Government Securities Portfolio
              Global Opportunity Portfolio

      Schedules of Investments as of March 31, 1995 (unaudited).

              Fundamental Value Portfolio
              Quality Bond Portfolio
              U.S. Government Securities Portfolio
              Global Opportunity Portfolio

      Statements of Assets and Liabilities as of March 31, 1995
      (unaudited).

              Fundamental Value Portfolio
              Quality Bond Portfolio
              U.S. Government Securities Portfolio
              Global Opportunity Portfolio

      Statements of Operations for the period ended March 31, 1995
      (unaudited).

              Fundamental Value Portfolio
              Quality Bond Portfolio
              U.S. Government Securities Portfolio
              Global Opportunity Portfolio

      Statements of Changes in Net Assets for the period ended March 31, 1995 (unaudited).

              Fundamental Value Portfolio
              Quality Bond Portfolio
              U.S. Government Securities Portfolio
              Global Opportunity Portfolio

      Financial Highlights for the period ended March 31, 1995
      (unaudited).

              Fundamental Value Portfolio
              Quality Bond Portfolio
              U.S. Government Securities Portfolio
              Global Opportunity Portfolio

  (b) Exhibits:

     EXHIBIT
     NUMBER
     -------
      1(a)     --Articles of Incorporation of Registrant.(a)
       (b)     --Articles of Amendment of Articles of Incorporation of Registrant filed on November 9, 1994.(a)
       (c)     --Articles of Amendment of Articles of Incorporation, filed on December
                19, 1994.(d)
       (d)     --Articles of Amendment of Articles of Incorporation of Registrant filed on July 20, 1995.(e)
       (e)     --Articles of Amendment to Articles Supplementary of Registrant filed on
                July 20, 1995.(e)
      2        --By-Laws of Registrant.(b)
      3        --None.
      4(a)     --Portions of the Articles of Incorporation and By-Laws of Registrant
                defining the rights of holders of shares of common stock of
                Registrant.(c)
       (b)     --Form of specimen certificate for shares of Class A common stock of
                Registrant.(a)
       (c)     --Form of specimen certificate for shares of Class B common stock of
                Registrant.(a)
       (d)     --Form of specimen certificate for shares of Class C common stock of
                Registrant.(a)
       (e)     --Form of specimen certificate for shares of Class D common stock of
                Registrant.(a)
      5        --Form of Management Agreement between Registrant and Merrill Lynch Asset
                Management.(a)
      6(a)     --Form of Class A Shares Distribution Agreement between Registrant and
                Merrill Lynch Funds Distributor, Inc. (including Form of Selected Dealers
                Agreement).(a)
       (b)     --Form of Class B Shares Distribution Agreement between Registrant and
                Merrill Lynch Funds Distributor, Inc. (including Form of Selected Dealers
                Agreement).(a)
       (c)     --Form of Class C Shares Distribution Agreement between Registrant and
                Merrill Lynch Funds Distributor, Inc. (including Form of Selected Dealers
                Agreement).(a)
       (d)     --Form of Class D Shares Distribution Agreement between Registrant and
                Merrill Lynch Funds Distributor, Inc. (including Form of Selected Dealers
                Agreement).(a)
      7        --None.
      8        --Form of Custody Agreement between Registrant and The Bank of New
                York.(a)
      9(a)     --Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing
                Agency Agreement between Registrant and Financial Data Services, Inc.(d)
       (b)     --Agreement between Merrill Lynch & Co., Inc. and Registrant relating to
                Registrant's use of Merrill Lynch name.(a)
     10        --None.
     11        --Consent of Deloitte & Touche LLP, independent auditors for Registrant.(e)
     12        --None.
     13        --Certificate of Merrill Lynch Asset Management.(a)
     14        --None.
     15(a)     --Form of Class B Shares Distribution Plan of Registrant and Class B
                Shares Distribution Plan Sub-Agreement.(a)
       (b)     --Form of Class C Shares Distribution Plan of Registrant and Class C
                Shares Distribution Plan Sub-Agreement.(a)
       (c)     --Form of Class D Shares Distribution Plan of Registrant and Class D
                Shares Distribution Plan Sub-Agreement.(a)
     16        --Schedule for computation of each performance quotation provided in the
                Registration Statement in response to Item 22.(d)

     EXHIBIT
     NUMBER
     -------
     17(a)     --Financial Data Schedules for Fundamental Value Portfolio.(d)
       (b)     --Financial Data Schedules for Quality Bond Portfolio.(d)
       (c)     --Financial Data Schedules for U.S. Government Securities Portfolio.(d)
       (d)     --Financial Data Schedules for Global Opportunity Portfolio.(d)

--------
(a) Filed on December 16, 1994, as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-53887) under the Securities Act of 1933.
(b) Filed on May 27, 1994, as an Exhibit to the Registrants' Registration Statement on Form N-1A (File No. 33-53887) under the Securities Act of 1933.
(c) Reference is made to Article IV, Article V (Sections 2, 3, 4, 5 and 6),
    Article VI, Article VII and Article IX, of the Registrant's Articles of Incorporation, as amended, filed as Exhibits 1(a), 1(b) and 1(c) to the Registration Statement, and to Article II, Article III (Sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.
(d) Filed on May 30, 1995, as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-53887) under the Securities Act of 1933.

(e) Filed on August 9, 1995, as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-53887) under the Securities Act of 1933.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  Registrant is not controlled by or under common control with any other person.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                             NUMBER OF RECORD
                                                                HOLDERS AT
                      TITLE OF CLASS                        SEPTEMBER 30, 1995*
                      --------------                        -------------------
Class A Shares of Common Stock, par value $0.10 per share:
  Fundamental Value Portfolio..............................           85
  Quality Bond Portfolio...................................           11
  U.S. Government Securities Portfolio.....................            9
  Global Opportunity Portfolio.............................           44
  Growth Opportunity Portfolio.............................            0
Class B Shares of Common Stock, par value $0.10 per share:
  Fundamental Value Portfolio..............................        5,271
  Quality Bond Portfolio...................................          919
  U.S. Government Securities Portfolio.....................          632
  Global Opportunity Portfolio.............................        3,929
  Growth Opportunity Portfolio.............................            0
Class C Shares of Common Stock, par value $0.10 per share:
  Fundamental Value Portfolio..............................        2,473
  Quality Bond Portfolio...................................          345
  U.S. Government Securities Portfolio.....................          225
  Global Opportunity Portfolio.............................        1,571
  Growth Opportunity Portfolio.............................            0
Class D Shares of Common Stock, par value $0.10 per share:
  Fundamental Value Portfolio..............................          567
  Quality Bond Portfolio...................................           82
  U.S. Government Securities Portfolio.....................           41
  Global Opportunity Portfolio.............................          350
  Growth Opportunity Portfolio.............................            0

--------

* The number of holders shown in the table includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

ITEM 27. INDEMNIFICATION.

  Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

  Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940 may be concerned, Article VI of the Registrant's By-Laws provides that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; and (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  Merrill Lynch Asset Management, L.P. (the "Investment Adviser") acts as investment adviser for the following open-end investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Balanced Fund for Investment and Retirement, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc.,

Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Growth Fund for Investment and Retirement, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., and Merrill Lynch Variable Series Funds, Inc.; and the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Emerging Tigers Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Senior High Income Portfolio II, Inc., Senior Strategic Income Fund, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNewYork Holdings, Inc. and Worldwide DollarVest Fund, Inc.

  The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Investment Adviser, FAM, Princeton Services, Inc. ("Princeton Services"), Merrill Lynch Funds Distributor, Inc. ("MLFD") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since February 1, 1993, for his or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first paragraph of Item 28, and Messrs. Giordano, Harvey, Kirstein and Monagle are directors, trustees or officers of one or more of such companies.

                          POSITION(S) WITH AND  OTHER SUBSTANTIAL BUSINESS, PROFESSION,
          NAME             INVESTMENT ADVISER           VOCATION OR EMPLOYMENT
          ----           ---------------------  ---------------------------------------
                         Limited Partner        Financial Services Holding Company;
ML & Co.................                         Limited Partner of FAM
Princeton Services...... General Partner        General Partner of FAM
Arthur Zeikel........... President              President of FAM; President and
                                                 Director of Princeton Services;
                                                 Director of MLFD; Executive Vice
                                                 President of ML & Co.; Executive Vice
                                                 President of Merrill Lynch
Terry K. Glenn.......... Executive Vice         Executive Vice President of FAM;
                          President              Executive Vice President and Director
                                                 of Princeton Services; President and
                                                 Director of MLFD; Director of FDS;
                                                 President of Princeton
                                                 Administrators, L.P.
Vincent R. Giordano..... Senior Vice President  Senior Vice President of FAM; Senior
                                                 Vice President of Princeton Services
Elizabeth Griffin....... Senior Vice President  Senior Vice President of FAM
Norman R. Harvey........ Senior Vice President  Senior Vice President of FAM; Senior
                                                 Vice President of Princeton Services
N. John Hewitt.......... Senior Vice President  Senior Vice President of FAM; Senior
                                                 Vice President of Princeton Services
Philip L. Kirstein...... Senior Vice            Senior Vice President, General Counsel
                          President, General     and Secretary of FAM; Senior Vice
                          Counsel and            President, General Counsel, Director
                          Secretary              and Secretary of Princeton Services;
                                                 Director of MLFD
Ronald M. Kloss......... Senior Vice President  Senior Vice President and Controller
                          and Controller         of FAM; Senior Vice President and
                                                 Controller of Princeton Services
Stephen M.M. Miller..... Senior Vice President  Executive Vice President of Princeton
                                                 Administrators, L.P.
Joseph T. Monagle, Jr... Senior Vice President  Senior Vice President of FAM; Senior
                                                 Vice President of Princeton Services
Richard L. Reller....... Senior Vice President  Senior Vice President of FAM; Senior
                                                 Vice President of Princeton Services
Gerald M. Richard....... Senior Vice President  Senior Vice President and Treasurer of
                          and Treasurer          FAM; Senior Vice President and
                                                 Treasurer of Princeton Services; Vice
                                                 President and Treasurer of MLFD
Ronald L. Welburn....... Senior Vice President  Senior Vice President of FAM; Senior
                                                 Vice President of Princeton Services
Anthony Wiseman......... Senior Vice President  Senior Vice President of FAM: Senior
                                                 Vice President of Princeton Services

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first paragraph of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., The Municipal Fund Accumulation Program, Inc., and also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Crook, Aldrich, Breen, Graczyk, Fatseas, and Wasel is One Financial Center, Boston, Massachusetts 02111-2646.

                                        (2)                       (3)
     (1)                     POSITION(S) AND OFFICE(S) POSITION(S) AND OFFICE(S)
  NAME                               WITH MLFD              WITH REGISTRANT
  ------                     ------------------------- -------------------------
Terry K. Glenn..............  President and Director   Executive Vice President
Arthur Zeikel...............  Director                 President and Director
Philip L. Kirstein..........  Director                 None
William E. Aldrich..........  Senior Vice President    None
Robert W. Crook.............  Senior Vice President    None
Kevin P. Boman..............  Vice President           None
Michael J. Brady............  Vice President           None
William M. Breen............  Vice President           None
Sharon Creveling............  Vice President and       None
                               Assistant Treasurer
Mark A. DeSario.............  Vice President           None
James T. Fatseas............  Vice President           None
Stanley Graczyk.............  Vice President           None
Michelle T. Lau.............  Vice President           None
Debra W. Landsman-Yaros.....  Vice President           None
Gerald M. Richard...........  Vice President and       Treasurer
                               Treasurer
Salvatore Venezia...........  Vice President           None
William Wasel...............  Vice President           None
Robert Harris...............  Secretary                None

  (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31. MANAGEMENT SERVICES.

  Other than as set forth under the caption "Management of the Fund--Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

  (a) Registrant undertakes to file a post-effective amendment using financial statements for the Growth Opportunity Portfolio, which need not be certified, within four to six months from the effective date of this Registration Statement.

  (b) Not applicable.

  (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF PLAINSBORO, AND THE STATE OF NEW JERSEY, ON THE 19TH DAY OF OCTOBER, 1995.

                                          Merrill Lynch Asset Builder Program,
                                           Inc.
                                                      (Registrant)

                                            /s/ Gerald M. Richard
                                          By __________________________________

                                              (Gerald M. Richard, Treasurer)

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE(S) INDICATED.

             SIGNATURES                              TITLE                  DATE
             ----------                              -----                  ----
   Arthur Zeikel*                               President (Principal
-------------------------------------------    Executive Officer) and
              (Arthur Zeikel)                       Director


   Joe Grills*                                      Director
-------------------------------------------
               (Joe Grills)
   Walter Mintz*                                    Director
-------------------------------------------
              (Walter Mintz)
   Melvin R. Seiden*                                Director
-------------------------------------------
            (Melvin R. Seiden)
   Harry Woolf*                                     Director
-------------------------------------------
               (Harry Woolf)
   Stephen B. Swensrud*                             Director
-------------------------------------------
           (Stephen B. Swensrud)
/s/ Gerald M. Richard                         Treasurer (Principal    October 19, 1995
-------------------------------------------       Financial and
            (Gerald M. Richard)                Accounting Officer)



  /s/ Gerald M. Richard                                           October 19,
*By _________________________________                              1995

  (Gerald M. Richard, Attorney-in-
              fact)